Related Party Transactions (Details) - Idealab [Member] - Affiliated Entity [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Lease term	7 years
Base rent	$ 150,000
Percentage of escalation clause	3.00%
Rental revenue		$ 85,000
Property Management Agreement [Member]
Related Party Transactions (Details) [Line Items]
Building management services	$ 3,000
Shared Facilities Staffing Agreement [Member]
Related Party Transactions (Details) [Line Items]
Paid for facilities staff and services	$ 13,000